UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                03/13/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  86
Form 13F Information Table Value Total:  140,487,310


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

-----------------------------------------------------------------------------------------------------------------------
                                                                                             Market           Voting
Name                                        TYPE                 CUSIP         Shares        Value          Authority
-----------------------------------------------------------------------------------------------------------------------
Abgenix, Inc.                               Common             00339B107       105,407      2,371,658        Sole
ADE Corporation                             Common             00089C107        95,000      2,908,900        Sole
Advanced Power Technology, Inc.             Common             007623101       150,000      2,200,500        Sole
Albertson's Inc.                            Common             013104104       190,000      4,877,300        Sole
Andrx Corp.                                 Common             034553107        40,000        949,600        Sole
Arden Realty Inc.                           Common             039793104       160,000      7,220,800        Sole
Ascent Energy Inc./Pontotoc                 Shares             04362R104        13,901              0        Sole
AT&T Inc.                                   Common             00206R102       -79,500     -2,149,680        Sole
BB&T Corporation                            Common             054937107       -96,410     -3,779,272        Sole
Bedford Property Investors, Inc.            Common             076446301         8,500        228,905        Sole
BellSouth Corp.                             Common             079860102        60,000      2,079,000        Sole
Besicorp Group                              Common             086338993         2,300              0        Sole
Besicorp Ltd                                Shares             086339991            92              0        Sole
Boston Scientific Corp.                     Common             101137107      -158,125     -3,644,781        Sole
Bowlin Travel Centers Inc.                  Common             10259P101        91,600        146,560        Sole
Burlington Coat Factory Warehouse Corp.     Common             121579106       116,263      5,284,153        Sole
Burlington Resources Inc.                   Common             122014103        93,000      8,561,246        Sole
Capital One Financial Corp.                 Common             14040H105       -44,320     -3,568,646        Sole
Capital Title Group, Inc.                   Common             140919101       320,000      2,467,200        Sole
CarrAmerica Realty Corp.                    Common             144418100        49,300      2,199,273        Sole
Castle Energy Corp.                         Common             148449309       142,594      3,459,330        Sole
Central Freight Lines Inc.                  Common             153491105        11,088         21,622        Sole
Checkers Drive-In Restaurants, Inc.         Common             162809305       209,595      3,108,294        Sole
ConocoPhillips                              Common             20825C104       -67,023     -4,232,502        Sole
Delta Petroleum Corp.                       Common             247907207      -165,876     -3,486,714        Sole
Duratek, Inc.                               Common             26658Q102        50,000      1,095,000        Sole
Earle M. Jorgensen                          Common             480829100        60,000        892,729        Sole
Education Management Corporation            Common             28139T101       106,400      4,426,240        Sole
Endesa SA                                   Common             29258N107        10,000        321,500        Sole
Fairmont Hotels & Resorts Inc.              Common             305204109       100,000      4,470,000        Sole
Glamis Gold Ltd.                            Common             376775102       -27,520       -899,354        Sole
Gold Banc Corporation, Inc.                 Common             379907108       191,350      3,513,091        Sole
Goldcorp, Inc.                              Common             380956409       -40,000     -1,170,000        Sole
Gtech Holdings Corp.                        Common             400518106       260,000      8,853,000        Sole
Guidant Corp.                               Common             401698105       136,200     10,631,772        Sole
Identix Inc.                                Common             451906101       150,000      1,194,000        Sole
Independence Community Bank Corp.           Common             453414104       110,000      4,584,800        Sole
Intrado Inc.                                Common             46117A100       143,566      3,729,845        Sole
iPayment, Inc.                              Common             46262E105       194,087      8,316,628        Sole
J.Jill Group Inc.                           Common             466189107       140,000      3,347,400        Sole
Jefferson Pilot Corp.                       Common             475070108        92,200      5,410,079        Sole
Johnson Outdoors                            Common             479167108        96,012      1,718,615        Sole
KeySpan Corp.                               Common             49337W100       147,100      6,011,977        Sole
KLA-Tencor Corp.                            Common             482480100       -60,800     -2,940,288        Sole
LaFarge North America                       Common             505862102        30,000      2,520,000        Sole
LandAmerica Financial Group, Inc.           Common             514936103       -16,000     -1,085,600        Sole
Lincoln National Corp.                      Common             534187109       -76,400     -4,170,676        Sole
Longview Fibre Co.                          Common             543213102        18,100        467,704        Sole
Main Street Banks Inc.                      Common             56034R102       145,995      3,778,351        Sole
Marshall & Ilsley Corp.                     Common             571834100       -67,984     -2,962,743        Sole
Mascotech Inc.                              Shares             574670998        18,500              0        Sole
Maxtor Corp.                                Common             577729205       163,000      1,558,280        Sole
Microsemi Corp.                             Common             595137100       -65,250     -1,899,428        Sole
Monogram Biosciences Inc.                   Common             60975U108       327,375        602,370        Sole


North Fork Bancorporation, Inc.             Common             659424105       200,000      5,766,000        Sole
NorthWestern Corp.                          Common             668074305        97,846      3,046,924        Sole
Pegasus Solutions                           Common             705906105       414,076      3,896,455        Sole
PetroCorp                                   Common             71645N994        76,900              0        Sole
Price Communications                        Common             741437305       307,388      5,437,694        Sole
Public Storage, Inc.                        Common             74460D109       -36,200     -2,940,526        Sole
Reliance Steel & Aluminum                   Common             759509102        -5,353       -502,754        Sole
Renal Care Group                            Common             759930100       111,520      5,352,960        Sole
RTS Monogram Biosciences Inc.               Contingent
                                            Value Right        60975U116       639,750        403,043        Sole
SBS Technologies, Inc.                      Common             78387P103        96,893      1,569,667        Sole
Seagate                                     Shares             G7945J104         4,076              0        Sole
Seagate Technology                          Common             G7945J104       -60,300     -1,587,699        Sole
Segue Software, Inc.                        Common             815807102        23,769        205,126        Sole
Shurgard Storage Centers, Inc.              Common             82567D104        44,100      2,938,383        Sole
Sound Federal Bancorp, Inc.                 Common             83607V104        69,071      1,422,172        Sole
Sports Authority Inc.                       Common             84917U109        91,975      3,393,878        Sole
Supervalu Inc.                              Common             868536103       -34,582     -1,065,817        Sole
Tele Centro Oeste Celular Participacoes     Common            972923P105       192,300      2,537,445        Sole
Telesp Celular Particpacoes S.A.            Sponsored ADR      87952l108      -592,902     -2,537,621        Sole
Thomas Nelson, Inc.                         Common             640376109       155,200      4,539,600        Sole
TNS, Inc.                                   Common             872960109       144,200      3,054,156        Sole
Tommy Hilfiger Corp.                        Common             G8915Z102       200,000      3,294,000        Sole
Town and Country Trust                      Common             892081100       207,624      8,435,763        Sole
TransMontaigne Inc.                         Common             89376V100        70,800        694,548        Sole
UICI                                        Common             902737105       113,500      4,198,365        Sole
Verizon Communications                      Common             92343V104      -116,145     -3,955,899        Sole
Viisage Technology, Inc.                    Common             92675K205       -69,548     -1,217,785        Sole
Virginia Gold Mines Inc.                    Canadian Equity    602914103       100,000      1,507,480        Sole
VISGD July 22.5 Puts                        Option             92675K9S7            15          5,100        Sole
Water Pik Technologies, Inc.                Common             94113U100        76,500      2,119,815        Sole
Western Silver Corp.                        Common             959531104        40,000        938,800        Sole
WOM INC                                     Shares             978106102            92              0        Sole